Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS PERFORMANCE
In accordance with Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between compensation of our CEO and NEOs and certain financial performance measures of Primo Brands. For further information on Primo Brands’ pay-for-performance philosophy and how executive compensation aligns with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

					Value of an initial $100 Investment:
Year	Summary Compensation Table Total for CEO[1,2]	Compensation Actually Paid to CEO[1,3]	Average Summary Compensation Table Total for Non-CEO NEOs[1,2]	Average Compensation Actually Paid to Non-CEO NEOs[1,3]	Total Shareholder Return[4]	Peer Group Total Shareholder Return[5]	Net Income/ (Loss) (millions)[6]	Combined Adjusted EBITDA (millions)[7]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$25,990,984	$29,930,013	$5,650,276	$7,486,462	$121.05	$94.56	($12.6)	$1,352.5

(1)	The dollar amounts reported in column (b) through (e) reflect the following individuals:

Year	CEO	Non-CEO NEOs
2024	Mr. Rietbroek	Mr. Austin, Mr. Hass, Ms. Poe, and Ms. Kim

(2)
The dollar amounts reported in column (b) reflect the total compensation reported for our CEO during the applicable year, while the dollar amounts reported in column (d) reflect the average total compensation reported for the NEOs (excluding our CEO) during the applicable year, in the “Total” column in the Summary Compensation Table.

(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to our CEO, while the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” for the NEOs (excluding our CEO) for the applicable year. Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). To calculate CAP for 2024, the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for 2024	CEO	Average For Non-CEO NEOs
Reported Summary Compensation Table Total	$25,990,984	$5,650,276
(Less): Reported Value of Equity Awards(a)	($22,813,887)	($3,812,742)
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year(b)	$26,107,835	$2,445,492
Add/(Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years(b)	$0	$2,603,466
Add: Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year(b)	$0	$0
Add/(Less): Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$0	$486,285
(Less): Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)	$0	$0
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$645,081	$113,686
Compensation Actually Paid	$29,930,013	$7,486,462

(a)	The amounts in this row reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date for each award that vested in the covered year. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For market-based awards, the fair values were determined using a Monte Carlo valuation.

(4)
The amounts in column (f) represents the cumulative return on a fixed investment of $100 in Primo Brands’ common stock, for the period beginning on November 11, 2024, the date Primo Brands’ common stock commenced trading on the New York Stock Exchange, through the end of the applicable fiscal year, assuming reinvestment of dividends.

(5)
The amounts in column (g) represents the cumulative return on a fixed investment of $100 in the custom peer group for the period beginning on November 11, 2024 through the end of the applicable fiscal year, assuming reinvestment of dividends. The peer group for 2024 includes The Boston Beer Company, Inc., The Campbell’s Company, Clean Harbors, Inc., Coca-Cola Consolidated, Inc., Flower Foods, Inc., General Mills, Inc., The Hershey Company, The J.M. Smucker Company, Keurig Dr Pepper Inc., Lamb Weston Holdings, Inc., Molson Coors Beverage Company, Monster Beverage Corporation, Post Holdings, Inc., Waste Connections, Inc., WK Kellogg Co, and XPO, Inc.

(6)	The dollar amounts reported represent the net income reflected in Primo Brands’ audited financial statements for the applicable year.
(7)
While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Combined Adjusted EBITDA is the financial performance measure that, in Primo Brands’ assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs, for the most recently completed fiscal year, to Company performance. Company Adjusted EBITDA is a non-GAAP measure and is calculated from our audited financial statements as follows: net income (loss) before interest and financing expense, net, provision for (benefit from) income taxes, and depreciation and amortization, further adjusted for acquisition, integration and restructuring expenses, share-based compensation costs, unrealized loss (gain) on foreign exchange and commodity forwards, loss on disposal of property, plant and equipment, net, gain on extinguishment of debt, management fees, and other adjustments, net. For a reconciliation of the differences between Company Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Part II, Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Non-GAAP Financial Measures” on page 46 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

Company Selected Measure Name	Combined Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) through (e) reflect the following individuals:

Year	CEO	Non-CEO NEOs
2024	Mr. Rietbroek	Mr. Austin, Mr. Hass, Ms. Poe, and Ms. Kim

Peer Group Issuers, Footnote
(5)
The amounts in column (g) represents the cumulative return on a fixed investment of $100 in the custom peer group for the period beginning on November 11, 2024 through the end of the applicable fiscal year, assuming reinvestment of dividends. The peer group for 2024 includes The Boston Beer Company, Inc., The Campbell’s Company, Clean Harbors, Inc., Coca-Cola Consolidated, Inc., Flower Foods, Inc., General Mills, Inc., The Hershey Company, The J.M. Smucker Company, Keurig Dr Pepper Inc., Lamb Weston Holdings, Inc., Molson Coors Beverage Company, Monster Beverage Corporation, Post Holdings, Inc., Waste Connections, Inc., WK Kellogg Co, and XPO, Inc.

PEO Total Compensation Amount	$ 25,990,984
PEO Actually Paid Compensation Amount	$ 29,930,013
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to our CEO, while the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” for the NEOs (excluding our CEO) for the applicable year. Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). To calculate CAP for 2024, the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for 2024	CEO	Average For Non-CEO NEOs
Reported Summary Compensation Table Total	$25,990,984	$5,650,276
(Less): Reported Value of Equity Awards(a)	($22,813,887)	($3,812,742)
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year(b)	$26,107,835	$2,445,492
Add/(Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years(b)	$0	$2,603,466
Add: Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year(b)	$0	$0
Add/(Less): Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$0	$486,285
(Less): Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)	$0	$0
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$645,081	$113,686
Compensation Actually Paid	$29,930,013	$7,486,462

(a)	The amounts in this row reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date for each award that vested in the covered year. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For market-based awards, the fair values were determined using a Monte Carlo valuation.

Non-PEO NEO Average Total Compensation Amount	$ 5,650,276
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,486,462
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to our CEO, while the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” for the NEOs (excluding our CEO) for the applicable year. Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). To calculate CAP for 2024, the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for 2024	CEO	Average For Non-CEO NEOs
Reported Summary Compensation Table Total	$25,990,984	$5,650,276
(Less): Reported Value of Equity Awards(a)	($22,813,887)	($3,812,742)
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year(b)	$26,107,835	$2,445,492
Add/(Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years(b)	$0	$2,603,466
Add: Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year(b)	$0	$0
Add/(Less): Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$0	$486,285
(Less): Fair Value as of Prior Fiscal Year-End of Equity Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)	$0	$0
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$645,081	$113,686
Compensation Actually Paid	$29,930,013	$7,486,462

(a)	The amounts in this row reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date for each award that vested in the covered year. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For market-based awards, the fair values were determined using a Monte Carlo valuation.

Compensation Actually Paid vs. Total Shareholder Return
Description of Certain Relationships between Information Presented in the Pay vs. Performance Table
As described in more detail in the section “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with Company performance, they are not all required to be presented in the Pay vs. Performance table.
In accordance with SEC rules, the Company provided information regarding the Net Loss of $12.6 million in 2024 and Combined Adjusted EBITDA of $1,352.5 million in 2024 in the table above. The ongoing relationship between these financial measures and compensation actually paid will expand as we build history as a public company.
The 2024 CAP to our Principal Executive Officer (“PEO”) of $29.9 million is higher than the Summary Compensation Table figure of $26.0 million, and the average CAP for our Non-PEO NEOs of $7.5 million is higher than the Summary Compensation Table average of $5.6 million. The primary driver of these differences is that our stock price increased throughout 2024.
Our TSR increased from November 11, 2024 (the first trading day of Primo Brands’ stock in the NYSE) through December 31, 2024 while the TSR of our peer group declined over the same period.

Compensation Actually Paid vs. Net Income
Description of Certain Relationships between Information Presented in the Pay vs. Performance Table
As described in more detail in the section “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with Company performance, they are not all required to be presented in the Pay vs. Performance table.
In accordance with SEC rules, the Company provided information regarding the Net Loss of $12.6 million in 2024 and Combined Adjusted EBITDA of $1,352.5 million in 2024 in the table above. The ongoing relationship between these financial measures and compensation actually paid will expand as we build history as a public company.
The 2024 CAP to our Principal Executive Officer (“PEO”) of $29.9 million is higher than the Summary Compensation Table figure of $26.0 million, and the average CAP for our Non-PEO NEOs of $7.5 million is higher than the Summary Compensation Table average of $5.6 million. The primary driver of these differences is that our stock price increased throughout 2024.
Our TSR increased from November 11, 2024 (the first trading day of Primo Brands’ stock in the NYSE) through December 31, 2024 while the TSR of our peer group declined over the same period.

Compensation Actually Paid vs. Company Selected Measure
Description of Certain Relationships between Information Presented in the Pay vs. Performance Table
As described in more detail in the section “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with Company performance, they are not all required to be presented in the Pay vs. Performance table.
In accordance with SEC rules, the Company provided information regarding the Net Loss of $12.6 million in 2024 and Combined Adjusted EBITDA of $1,352.5 million in 2024 in the table above. The ongoing relationship between these financial measures and compensation actually paid will expand as we build history as a public company.
The 2024 CAP to our Principal Executive Officer (“PEO”) of $29.9 million is higher than the Summary Compensation Table figure of $26.0 million, and the average CAP for our Non-PEO NEOs of $7.5 million is higher than the Summary Compensation Table average of $5.6 million. The primary driver of these differences is that our stock price increased throughout 2024.
Our TSR increased from November 11, 2024 (the first trading day of Primo Brands’ stock in the NYSE) through December 31, 2024 while the TSR of our peer group declined over the same period.

Total Shareholder Return Vs Peer Group
Description of Certain Relationships between Information Presented in the Pay vs. Performance Table
As described in more detail in the section “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with Company performance, they are not all required to be presented in the Pay vs. Performance table.
In accordance with SEC rules, the Company provided information regarding the Net Loss of $12.6 million in 2024 and Combined Adjusted EBITDA of $1,352.5 million in 2024 in the table above. The ongoing relationship between these financial measures and compensation actually paid will expand as we build history as a public company.
The 2024 CAP to our Principal Executive Officer (“PEO”) of $29.9 million is higher than the Summary Compensation Table figure of $26.0 million, and the average CAP for our Non-PEO NEOs of $7.5 million is higher than the Summary Compensation Table average of $5.6 million. The primary driver of these differences is that our stock price increased throughout 2024.
Our TSR increased from November 11, 2024 (the first trading day of Primo Brands’ stock in the NYSE) through December 31, 2024 while the TSR of our peer group declined over the same period.

Tabular List, Table
Most Important Company Performance Measures for Determining Executive Compensation
The most important financial performance measures used by Primo Brands, as well as individually by Legacy Blue Triton and Legacy Primo, to link executive compensation to Company performance during fiscal year 2024 were:
Primo Brands
•	Combined Adjusted EBITDA
Legacy Blue Triton
•	Retail EBITDA
•	ReadyRefresh EBITDA
•	Total Company Working Capital
Legacy Primo
•	Bonus-Adjusted EBITDA
•	Bonus-Adjusted Operating Free Cash Flow
•	Bonus-Adjusted Revenue

Total Shareholder Return Amount	$ 121.05
Peer Group Total Shareholder Return Amount	$ 94.56
Company Selected Measure Amount	1,352,500,000
PEO Name	Mr. Rietbroek
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	$ (12,600,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Combined Adjusted EBITDA
Non-GAAP Measure Description
(7)
While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Combined Adjusted EBITDA is the financial performance measure that, in Primo Brands’ assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs, for the most recently completed fiscal year, to Company performance. Company Adjusted EBITDA is a non-GAAP measure and is calculated from our audited financial statements as follows: net income (loss) before interest and financing expense, net, provision for (benefit from) income taxes, and depreciation and amortization, further adjusted for acquisition, integration and restructuring expenses, share-based compensation costs, unrealized loss (gain) on foreign exchange and commodity forwards, loss on disposal of property, plant and equipment, net, gain on extinguishment of debt, management fees, and other adjustments, net. For a reconciliation of the differences between Company Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Part II, Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Non-GAAP Financial Measures” on page 46 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

Measure:: 2
Pay vs Performance Disclosure
Name	Retail EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	ReadyRefresh EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Total Company Working Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Bonus-Adjusted EBITDA
Measure:: 6
Pay vs Performance Disclosure
Name	Bonus-Adjusted Operating Free Cash Flow
Measure:: 7
Pay vs Performance Disclosure
Name	Bonus-Adjusted Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (22,813,887)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,107,835
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	645,081
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,812,742)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,445,492
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,603,466
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	486,285
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 113,686